SIGNIFICANT CONTRACTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Significant Contracts
SIGNIFICANT CONTRACTS

NOTE 16. SIGNIFICANT CONTRACTS

Consulting Agreement with Focus Impact Partners

On February 19, 2025, Legacy XCF and Focus Impact Partners entered into a strategic consulting agreement (the “Consulting Agreement”), pursuant to which Focus Impact Partners will provide Legacy XCF (and New XCF following completion of the Business Combination) with certain consulting services. Under the terms of the Consulting Agreement, Focus Impact Partners, LLC (the “Consultant”) will receive an annual consulting fee of $1,500,000, which will be payable in monthly installments of $125,000 starting with an initial payment on or prior to June 30, 2025 (pro-rated from February 19, 2025, through and including June 30, 2025). In addition to the annual fee, the Consulting Agreement also provides that Focus Impact Partners is entitled to an additional consulting fee in connection with any acquisition, merger, consolidation, business combination, sale, divestiture, financing, refinancing, restructuring or other similar transaction for which Focus Impact Partners provides consulting services, the amount and terms of which will be subject to mutual agreement between the company and Focus Impact Partners consistent with the market practice for such consulting services.

On May 21, 2026, the Company entered into an Addendum to the Strategic Consulting Agreement (this “Addendum”). As of June 30, 2026, the Company will owe the Consultant $2,041,667 in accrued and unpaid fees for services rendered under the Agreement for the period from February 19, 2025, through June 30, 2026. The Company desires to pay this outstanding balance by the issuance 4,581,838 shares of the Company’s Class A common stock, par value $0.0001. The Company desires to make an additional issuance to Consultant in an amount of 3,564,241 shares of Common Stock in consideration for the services provided and to be provided by Consultant, provided (a) Consultant has not terminated the Agreement prior to January 1, 2027, and (b) the Company has not terminated the Agreement for Cause (as defined in the Agreement) prior to January 1, 2027. On May 5, 2026, the Board of Directors of the Company approved the issuance of shares of Common Stock in lieu of a cash payment of the outstanding amount.

In satisfaction of the outstanding amount and for the additional services, the Company has agreed to issue the Consultant 8,146,434 shares of Class A Common Stock provided that all of that (a) Consultant has not terminated the Agreement prior to January 1, 2027, and (b) the Company has not terminated the Agreement for cause prior to January 1, 2027.

Consulting Agreement with Roth Capital Partners, LLC

On December 24, 2025, the Company retained Roth Capital Partners, LLC to advise the Company on capital markets issues including (i) equity markets issues, (ii) evaluating the Company’s equity (iii) perform analysis of equity capital markets, (iv) provide advice on the Company’s capital structure, including existing debt structure, (v) advise on potential strategic financing partnerships and international licensing arrangements. The contract is for a 12-month period calling for a $400,000 fee. Half to be paid in eight installments of $25,000, while the other half to be paid in the Company’s common stock in one lump sum. The shares will be subject to a six-month lock-up period following the date of issuance. The restrictions shall release in three (3) equal quarterly installments, such that one-third of the shares become freely tradeable on each of the dates that are six months, nine months, and twelve months following the date of issuance. On April 30, 2026, the Company issued 930,686 shares of Class A Common stock under the terms of this Agreement. On June 11, 2026, the Company issued 81,667 additional shares of Class A common stock under the terms of this Agreement.

Tolling Agreement with BGN

On April 9, 2026, the Company entered into a term sheet (the “BGN Term Sheet”) with BGN INT US, LLC (“BGN”), an independent global energy and commodities group, pursuant to which the Company would provide inside-the-fence logistics, production and refining services, storage and blending as well as marketing support in coordination with BGN’s sales and logistics teams. On July 7, 2026, the Company announced the execution of definitive agreements with BGN, which established the commercial structure previously contemplated under the BGN Term Sheet. Pursuant to the definitive agreements, BGN is expected to facilitate feedstock supply and serve as a commercialization partner for renewable fuels produced at the Company’s New Rise Renewables Reno facility, including sustainable aviation fuel, renewable diesel and renewable naphtha. The parties intend to coordinate production planning, logistics and product marketing activities designed to support efficient delivery to end markets. The long-term framework is initially intended to support operations at the New Rise Renewables Reno facility and may be expanded to future XCF Global facilities, subject to operational readiness, market conditions, regulatory requirements and other customary business considerations. There have been no deliveries under the Tolling Agreement for the period ended June 30,2026.

NOTE 16. SIGNIFICANT CONTRACTS

Consulting Agreement with Focus Impact Partners

On February 19, 2025, Legacy XCF and Focus Impact Partners entered into a strategic consulting agreement (the “Consulting Agreement”), pursuant to which Focus Impact Partners will provide Legacy XCF (and New XCF following completion of the Business Combination) with certain consulting services. Under the terms of the Consulting Agreement, Focus Impact Partners will receive an annual consulting fee of $1,500,000, which will be payable in monthly installments of $125,000 starting with an initial payment on or prior to June 30, 2025 (pro-rated from February 19, 2025 through and including June 30, 2025). In addition to the annual fee, the Consulting Agreement also provides that Focus Impact Partners is entitled to an additional consulting fee in connection with any acquisition, merger, consolidation, business combination, sale, divestiture, financing, refinancing, restructuring or other similar transaction for which Focus Impact Partners provides consulting services, the amount and terms of which will be subject to mutual agreement between the company and Focus Impact Partners consistent with the market practice for such consulting services.